Note 27 - Share premium	12 Months Ended
Dec. 31, 2020
Share Premium Abstract
Disclosure Of Share Premium Explanatory

27. Share premium

As of December 31 2020, 2019 and 2018, the balance under this heading in the accompanying consolidated balance sheets was €23,992 million.

The amended Spanish Corporation Act expressly permits the use of the share premium balance to increase capital and establishes no specific restrictions as to its use (see Note 26).